Stock-based compensation	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation

10. Stock-based compensation

The 2010 Equity Incentive Plan (“2010 Plan”) provides for the grant of options, restricted share units and deferred share units to the directors, officers, and employees of the Company and its subsidiaries. The Company has reserved for issuance Class A Subordinate Voting Shares representing up to 12% of the total outstanding Class A Subordinate Voting Shares and Class B Shares. At March 31, 2014 there were 5,788,314 stock-based awards available for future grant. Total stock-based compensation expense including the total value expensed as part of the Participant Equity Loan Plan (note 9) was $3,603, $3,337 and $9,128 for the years ended March 31, 2014, 2013 and 2012, respectively.

(a) Stock options

A summary of the status of the Company’s stock options at March 31, 2014, 2013 and 2012 and changes during the year ended on those dates is as follows.

	Options Outstanding
	Number of options	Weighted-average exercise price per option	Average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2011	1,416,000	$16.24	4.37	$152
Granted	2,172,828	5.54	—
Exercised	—	—	—
Forfeited	(588,171)	13.06	—

Balance at March 31, 2012	3,000,657	$9.11	3.97	$—
Granted	1,172,000	1.50	—
Exercised	—	—	—
Forfeited	(1,084,462)	7.39	—

Balance at March 31, 2013	3,088,195	$6.86	3.42	$37
Granted	1,128,980	2.12	—
Exercised	(13,375)	1.62	—
Forfeited	(742,460)	8.85	—

Balance at March 31, 2014	3,461,340	$4.91	2.77	$5,901

Vested or expected to vest as of March 31, 2014	3,180,374	$5.09	2.75	$5,268
Exercisable at March 31, 2014	945,715	$8.10	2.28	$887

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the closing stock price of the Company’s Class A Subordinate Voting Shares on March 31, 2014, 2013 and 2012 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on that date.

Stock-based compensation expense related to options included in selling, marketing and administration expense and research and development expense for the year ended March 31, 2014 was $909 (March 31, 2013 – $1,249; March 31, 2012 – $2,528). As at March 31, 2014, the total compensation cost not yet recognized related to stock options was $1,079. This amount is expected to be recognized over the next 35 months on a weighted-average basis. Cash received from stock options exercised for the year ended March 31, 2014 was $22 (March 31, 2013 and 2012 – nil). The total intrinsic value of stock options exercised in the year ended March 31, 2014 was $17 (March 31, 2013 and 2012 – nil).

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions.

	Year ended March 31,
	2014	2013	2012
Weighted average fair value of options granted	$0.94	$0.72	$2.00
Risk-free interest rate	0.70%	0.54%	0.60% - 1.43%
Volatility	61.51%	63.00%	45.00%
Expected life in years	3.5	4.0	4.0
Expected dividend yield	0.00%	0.00%	0.00%

The amounts computed according to the model may not be indicative of the actual values realized upon the exercise of the options by the holders.

The assumed risk-free interest rate is based on the yield of a U.S. government zero coupon Treasury bill issued at the date of grant with a remaining life approximately equal to the expected term of the option. The assumed volatility used in the stock option valuation for options granted for the year ended March 31, 2014 is the Company’s historical volatility from the Company’s IPO on July 20, 2010 to the date of grant. The assumed volatility for options granted prior to April 1, 2012 was the Company’s estimate of the future volatility of the share price based on a review of the volatility of comparable public companies. The assumed expected life is the Company’s estimated expected exercise pattern of the options. The assumed dividend yield reflects the Company’s current intention to not pay cash dividends in the foreseeable future.

The Company estimates forfeitures at the time of grant based on the Company’s historical data and reviews these estimates in subsequent periods if actual forfeitures differ from those estimates. The estimated annual future forfeiture rate is 12.9% at March 31, 2014.

(b) Deferred share units

Deferred share units (“DSUs”) are issued to independent directors of the Company and are settled upon retirement or death. DSUs may be settled in cash or shares of the Company at the option of the Company. Compensation expense is recorded at the date of grant based on the quoted market price of the Company’s Class A Subordinate Voting Shares with an offset to additional paid-in capital.

A summary of the status of the Company’s DSUs at March 31, 2014, 2013 and 2012 and changes during the years then ended is as follows.

	Year ended March 31,
	2014	2013	2012
	Number of DSUs
Balance at beginning of year	60,000	30,000	—
Granted	63,750	30,000	30,000
Exercised	(20,000)	—	—
Forfeited	—	—	—

Balance at end of year	103,750	60,000	30,000

During the year ended March 31, 2014, the Company issued 63,750 DSUs. Compensation expense relating to DSUs for the year ended March 31, 2014 included in selling, marketing and administration expense amounted to $157 (March 31, 2013 – $49; March 31, 2012 – $175).

During the year ended March 31, 2014, an independent director holding 20,000 DSUs retired from the Company’s Board of Directors. The vested DSUs were settled through the issuance of Class A Subordinate Voting Shares with a fair value at the date of grant of $75.

(c) Restricted share units

Restricted share units (“RSUs”) are issued to executives of the Company and may be settled in cash or shares of the Company at the option of the Company.

A summary of the status of the Company’s RSUs at March 31, 2014, 2013 and 2012 and changes during the years then ended is as follows.

	Year ended March 31,
	2014	2013	2012
	Number of RSUs
Balance at beginning of year	1,919,461	595,075	—
Granted	5,100,000	2,680,000	655,100
Exercised	(617,729)	(140,313)	—
Forfeited	(1,158,760)	(1,215,301)	(60,025)

Balance at end of year	5,242,972	1,919,461	595,075

During the year ended March 31, 2014, the Company issued 350,000 (March 31, 2013 – 2,483,000) time-based RSUs which vest evenly over three years. 421,260 time-based RSUs were forfeited in the year ended March 31, 2014 (March 31, 2013 – 741,801). Time-based RSUs are fair valued at the date of grant and compensation expense is recognized on a graded basis over the vesting period with an offset to additional paid-in capital. Compensation expense relating to time-based RSUs for the year ended March 31, 2014 included in selling, marketing and administration expense and research and development expense amounted to $781 (March 31, 2013 – $1,389; March 31, 2012 – $636). During the year ended March 31, 2014, 617,729 time-based RSUs with a fair value at the date of grant of $1,070 vested and were exercised. The Company settled this obligation through the issuance of Class A Subordinate Voting Shares.

During the year ended March 31, 2013, 140,313 time-based RSUs with a fair value at the date of grant of $556 vested and were exercised. 25,298 of these vested RSUs were settled through the transfer of 140,313 Class A Subordinate Voting Shares to holders of the vested RSUs. To effect this settlement, the Company purchased 25,298 Class A Subordinate Voting Shares from a wholly owned subsidiary. These shares had been acquired by the subsidiary from former participants of the Participant Equity Loan Plan (note 9(b)). The Company purchased the shares from the subsidiary at their fair market value at the date of settlement. The remaining 115,015 vested RSUs were settled through the issuance of treasury shares (note 9(d)).

During the year ended March 31, 2014, the Company also issued 4,750,000 (March 31, 2013 – 197,000) performance-based RSUs to executives and senior management of the Company. These performance-based RSUs vest after three years upon meeting certain three-year financial targets and strategic objectives. 737,500 performance-based RSUs were forfeited in the year ended March 31, 2014. Performance-based RSUs are fair valued at the date of grant and compensation expense is recorded on a straight-line basis over the vesting period with an offset to additional paid-in capital. Compensation expense (recovery) relating to performance-based RSUs for the year ended March 31, 2014 included in selling, marketing and administration expense and research and development expense amounted to $1,756 (March 31, 2013 – ($332); March 31, 2012 – $546).

As at March 31, 2014, estimated total compensation expense not yet recognized related to all RSUs was $6,511 which is expected to be recognized over the next 35 months.